COMPANY'S OPERATIONS - Cerrado Project Approval (Details) - Cerrado Project R$ in Thousands	Oct. 28, 2021 BRL (R$) T
COMPANY'S OPERATIONS
Estimate of the annual capacity to produce eucalyptus pulp (in tons) | T	2,550,000
Aggregate amount of industrial capital investment | R$	R$ 19,300,000